Quarterly Holdings Report
for

Fidelity® Disruptive Medicine Fund

February 28, 2021

DSM-QTLY-0421
1.9897386.100

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
HEALTH CARE - 98.5%
Biotechnology - 20.1%
Acceleron Pharma, Inc. (a)	2,415	$328,826
ADC Therapeutics SA (a)	3,214	85,460
Agios Pharmaceuticals, Inc. (a)	17,414	826,120
Alnylam Pharmaceuticals, Inc. (a)	7,674	1,136,519
Argenx SE (a)	156	51,887
Argenx SE ADR (a)	3,880	1,283,038
Ascendis Pharma A/S sponsored ADR (a)	2,210	342,484
Exelixis, Inc. (a)	10,929	236,722
Innovent Biologics, Inc. (a)(b)	73,015	752,135
Keros Therapeutics, Inc.	4,137	270,849
Neurocrine Biosciences, Inc. (a)	24,236	2,654,084
Passage Bio, Inc.	2,864	51,609
Regeneron Pharmaceuticals, Inc. (a)	4,099	1,846,886
Relay Therapeutics, Inc. (a)	6,680	275,684
Revolution Medicines, Inc.	5,355	244,616
Sarepta Therapeutics, Inc. (a)	8,197	713,631
Taysha Gene Therapies, Inc.	7,489	191,644
TG Therapeutics, Inc. (a)	14,499	634,621
Turning Point Therapeutics, Inc. (a)	2,612	307,981
Vertex Pharmaceuticals, Inc. (a)	2,027	430,839
Xenon Pharmaceuticals, Inc. (a)	3,018	56,376
Zentalis Pharmaceuticals, Inc.	3,620	152,185
Zymeworks, Inc. (a)	200	7,262
		12,881,458
Health Care Equipment & Supplies - 31.7%
Align Technology, Inc. (a)	1,591	902,272
Ambu A/S Series B	21,466	994,028
Atricure, Inc. (a)	20,708	1,351,611
Becton, Dickinson & Co.	3,572	861,388
Boston Scientific Corp. (a)	64,655	2,507,321
Danaher Corp.	14,339	3,149,849
DexCom, Inc. (a)	3,230	1,284,829
Genmark Diagnostics, Inc. (a)	20,490	400,580
Insulet Corp. (a)	2,505	649,046
Intuitive Surgical, Inc. (a)	2,311	1,702,745
Masimo Corp. (a)	5,472	1,371,995
Nanosonics Ltd. (a)	44,376	205,895
Nevro Corp. (a)	625	103,238
Penumbra, Inc. (a)	4,816	1,369,815
Shockwave Medical, Inc. (a)	3,033	354,133
Stryker Corp.	7,228	1,754,163
Tandem Diabetes Care, Inc. (a)	9,136	876,965
ViewRay, Inc. (a)	94,995	414,178
		20,254,051
Health Care Providers & Services - 14.9%
1Life Healthcare, Inc. (a)	13,383	635,826
Centene Corp. (a)	34,306	2,008,273
Guardant Health, Inc. (a)	8,496	1,250,441
Humana, Inc.	5,155	1,957,096
Oak Street Health, Inc. (a)(c)	17,235	913,972
UnitedHealth Group, Inc.	8,330	2,767,393
		9,533,001
Health Care Technology - 2.9%
Castlight Health, Inc. Class B (a)	148,987	253,278
Inspire Medical Systems, Inc. (a)	2,342	545,194
Veeva Systems, Inc. Class A (a)	3,803	1,065,258
		1,863,730
Life Sciences Tools & Services - 16.7%
10X Genomics, Inc. (a)	3,709	660,165
Bio-Rad Laboratories, Inc. Class A (a)	3,225	1,885,013
Bruker Corp.	31,839	1,941,542
Lonza Group AG	4,097	2,584,166
Nanostring Technologies, Inc. (a)	2,249	156,958
Sartorius Stedim Biotech	4,008	1,750,579
Thermo Fisher Scientific, Inc.	3,708	1,668,897
		10,647,320
Pharmaceuticals - 12.2%
AstraZeneca PLC sponsored ADR (c)	38,395	1,857,550
Eli Lilly & Co.	5,425	1,111,528
Nektar Therapeutics (a)	17,437	395,646
Roche Holding AG (participation certificate)	2,677	878,214
Royalty Pharma PLC	30,601	1,425,089
Sanofi SA	8,945	820,889
UCB SA	13,446	1,337,446
		7,826,362
TOTAL HEALTH CARE		63,005,922
TOTAL COMMON STOCKS
(Cost $59,505,751)		63,005,922

Money Market Funds - 5.2%
Fidelity Cash Central Fund 0.07% (d)	693,649	693,788
Fidelity Securities Lending Cash Central Fund 0.08% (d)(e)	2,628,487	2,628,750
TOTAL MONEY MARKET FUNDS
(Cost $3,322,538)		3,322,538
TOTAL INVESTMENT IN SECURITIES - 103.7%
(Cost $62,828,289)		66,328,460
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(2,345,605)
NET ASSETS - 100%		$63,982,855

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $752,135 or 1.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$695
Fidelity Securities Lending Cash Central Fund	360
Total	$1,055

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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